Accounts receivable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Accounts receivable	$ 48,680,634	$ 38,110,487
Allowance for doubtful accounts	(3,717,708)	(3,699,890)
Accounts receivable, net	$ 44,962,926	$ 34,410,597